SHARE-BASED COMPENSATION General Disclosures (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 07, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Employee stock purchase plan [Abstract]
Compensation percentage maximum eligible contribution to purchase shares of common stock		10.00%
Maximum number of shares authorized for issuance under the ESPP (in shares)		31,000,000
Number of shares purchased under ESPP (in shares)	324,092	487,735	469,701	462,237
Aggregate Value stock issued under Employee Stock Purchase Plan	$ 28	$ 57	$ 54	$ 46
Incentive compensation plans [Abstract]
Common stock available for future awards under the 2018 Stock Plan (in shares)		19,519,780
Employee Stock Purchase Plan
Employee stock purchase plan [Abstract]
Percent of market price		85.00%
Incentive compensation plans [Abstract]
Common stock available for future awards under the 2018 Stock Plan (in shares)		24,277,203
Share-based Payment Arrangement, Option
Employee stock purchase plan [Abstract]
Percent of market price		100.00%
Incentive compensation plans [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Percentage which rate options generally vest per year (in hundredths)		25.00%
Number of years from the date of grant generally vest (in years)		4 years
Restricted Stock Units (RSUs)
Incentive compensation plans [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Percentage which rate options generally vest per year (in hundredths)		25.00%
Number of years from the date of grant generally vest (in years)		4 years
Long-Term Performance Plan
Incentive compensation plans [Abstract]
Number of years from the date of grant generally vest (in years)		3 years
Long-Term Performance Plan | Minimum
Incentive compensation plans [Abstract]
Percentage which rate options generally vest per year (in hundredths)		0.00%
Long-Term Performance Plan | Maximum
Incentive compensation plans [Abstract]
Percentage which rate options generally vest per year (in hundredths)		200.00%